Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 30, 2016
Registrant Name	RBB FUND INC
Central Index Key	0000831114
Amendment Flag	false
Document Creation Date	Mar. 30, 2016
Document Effective Date	Mar. 31, 2016
Prospectus Date	Mar. 31, 2016
Summit Global Investments Small Cap Low Volatility Fund | Retail Class
Prospectus:
Trading Symbol	LVSMX
Summit Global Investments Small Cap Low Volatility Fund | Class I
Prospectus:
Trading Symbol	SCLVX
Summit Global Investments Small Cap Low Volatility Fund | Class C
Prospectus:
Trading Symbol	SMLVX